Schedule of Investments(a)
Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)
June 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.43%
Air Freight & Logistics-1.75%
ZTO Express Cayman, Inc., ADR (China)	85,717	$2,352,932
Automobiles-2.70%
NIO, Inc., ADR (China)(b)	121,630	2,641,803
Tata Motors Ltd., ADR (India)(b)	38,264	989,890
		3,631,693
Banks-19.24%
Banco Bradesco S.A., ADR (Brazil)	547,488	1,784,811
HDFC Bank Ltd., ADR (India)	231,962	12,748,631
ICICI Bank Ltd., ADR (India)	263,854	4,680,770
Itau Unibanco Holding S.A., ADR (Brazil)	500,985	2,144,216
KB Financial Group, Inc., ADR (South Korea)	67,963	2,528,224
Shinhan Financial Group Co. Ltd., ADR (South Korea)	47,785	1,364,740
Woori Financial Group, Inc., ADR (South Korea)	20,247	572,585
		25,823,977
Beverages-1.76%
Ambev S.A., ADR (Brazil)	456,371	1,145,491
Fomento Economico Mexicano, S.A.B. de C.V., ADR (Mexico)	18,033	1,217,047
		2,362,538
Biotechnology-0.53%
BeiGene Ltd., ADR (China)(b)	4,406	713,111
Chemicals-1.72%
Sasol Ltd., ADR (South Africa)(b)	51,304	1,183,070
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	13,544	1,131,331
		2,314,401
Construction Materials-0.54%
Cemex S.A.B. de C.V., ADR (Mexico)(b)	186,698	731,856
Diversified Telecommunication Services-2.03%
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	34,417	1,419,701
PT Telekom Indonesia (Persero) Tbk, ADR (Indonesia)	48,285	1,305,627
		2,725,328
Electric Utilities-0.33%
Korea Electric Power Corp., ADR (South Korea)(b)	49,886	437,999
Entertainment-3.05%
Bilibili, Inc., ADR (China)(b)	19,706	504,474
NetEase, Inc., ADR (China)	38,503	3,594,640
		4,099,114
Hotels, Restaurants & Leisure-1.23%
Huazhu Group Ltd., ADR (China)	10,595	403,670
Trip.com Group Ltd., ADR (China)(b)	45,223	1,241,371
		1,645,041
Insurance-0.96%
China Life Insurance Co. Ltd., ADR (China)	149,663	1,293,088
Interactive Media & Services-2.36%
Baidu, Inc., ADR (China)(b)	21,324	3,171,519
Internet & Direct Marketing Retail-17.26%
Alibaba Group Holding Ltd., ADR (China)(b)	134,090	15,243,351
	Shares	Value
Internet & Direct Marketing Retail-(continued)
JD.com, Inc., ADR (China)	89,511	$5,748,396
Pinduoduo, Inc., ADR (China)(b)	35,236	2,177,585
		23,169,332
IT Services-4.99%
Infosys Ltd., ADR (India)	334,867	6,198,388
Wipro Ltd., ADR (India)	94,746	503,101
		6,701,489
Media-0.37%
Grupo Televisa S.A.B., ADR (Mexico)	60,167	492,166
Metals & Mining-7.40%
AngloGold Ashanti Ltd., ADR (United Republic of Tanzania)	42,814	633,219
Gerdau S.A., ADR (Brazil)	120,739	517,970
Gold Fields Ltd., ADR (South Africa)	84,344	769,217
POSCO, ADR (South Korea)	33,132	1,475,037
Sibanye Stillwater Ltd., ADR (South Africa)	64,976	647,811
Vale S.A., ADR (Brazil)	402,542	5,889,189
		9,932,443
Oil, Gas & Consumable Fuels-5.47%
China Petroleum & Chemical Corp., ADR (China)	46,519	2,083,586
PetroChina Co. Ltd., ADR (China)	21,001	979,487
Petroleo Brasileiro S.A., ADR (Brazil)	195,966	2,288,883
Petroleo Brasileiro S.A., ADR, Preference Shares (Brazil)	187,272	1,990,701
		7,342,657
Paper & Forest Products-0.60%
Suzano S.A., ADR (Brazil)	84,476	800,833
Pharmaceuticals-0.87%
Dr. Reddy’s Laboratories Ltd., ADR (India)	21,170	1,172,606
Real Estate Management & Development-0.48%
KE Holdings, Inc., ADR (China)(b)	35,819	642,951
Semiconductors & Semiconductor Equipment-21.33%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	157,668	815,144
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	307,863	25,167,800
United Microelectronics Corp., ADR (Taiwan)	392,194	2,655,153
		28,638,097
Transportation Infrastructure-0.35%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR (Mexico)	3,365	469,687
Wireless Telecommunication Services-2.11%
America Movil S.A.B. de C.V., Class L, ADR (Mexico)	101,728	2,078,303
SK Telecom Co. Ltd., ADR (South Korea)	33,653	751,135
		2,829,438
TOTAL INVESTMENTS IN SECURITIES-99.43% (Cost $151,005,043)		133,494,296
OTHER ASSETS LESS LIABILITIES-0.57%		758,766
NET ASSETS-100.00%		$134,253,062

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying notes which are an integral part of this schedule.

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)—(continued)
June 30, 2022
(Unaudited)
This Fund has holdings greater than 10% of net assets in the following country:
China	31.87%
Taiwan	22.39%
India	19.58%
Brazil	12.34%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2022, all of the securities in the Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.